VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2015
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2015, 2014, and 2013 (U.S. $ in thousands):

COLUMN A	Column B	Column C - Additions		Column D	Column E
	Balances at	Charged to			Balances
	beginning	costs and	Charged to		at end
Description	of period	expenses	other accounts	Deductions	of period
Reserve for bad debts and allowances
Year ended December 31, 2015	$1,477	$514	$-	$634	$1,357

Year ended December 31, 2014	$1,987	$958	$-	$1,468	$1,477

Year ended December 31, 2013	$955	$1,300	$-	$268	$1,987

Valuation allowances on deferred tax assets
Year ended December 31, 2015	$-	$152,115	$-	$-	$152,115